Contents of Significant Accounts - Non-controlling Interests (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Equity [abstract]
Beginning balance		$ 956,808	$ 2,161,729	$ 2,027,065
Impact of retroactive applications		1,597	0	0
Adjusted beginning balance		958,405	2,161,729	2,027,065
Net loss	$ (144,722)	(4,429,938)	(2,997,469)	(4,452,585)
Other comprehensive income (loss)		(103,894)	(111,601)	(32,318)
Changes in subsidiaries' ownership		(278,613)	(999,151)	567,073
Disposal of subsidiaries		(7,074)	0	0
Derecognition of the non-controlling interests		4,327,882	2,903,300	4,052,494
Ending balance	$ 15,249	$ 466,768	$ 956,808	$ 2,161,729